CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical 1) - ₪ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value per share		₪ 0.25	₪ 0.25
Ordinary shares, par value per share after reverse stock split	₪ 1.75	₪ 1.75